Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Ordinary Share

Therefore, basic and diluted loss per share are the same for both classes of ordinary shares.

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Numerator:
Net loss	(625,627)	(80,968)	(1,937,689)
Accretion to Preferred Shares redemption value	—	(19,842)	(71,628)
Deemed dividend to Series A Preferred Shareholders	—	—	(496,995)

Numerator for basic and diluted net loss per share	(625,627)	(100,810)	(2,506,312)

Denominator:
Weighted average number of ordinary shares outstanding	100,000,000	100,000,000	166,828,435

Denominator for basic and diluted net loss per share	100,000,000	100,000,000	166,828,435

Net loss per ordinary share
Basic and diluted	(6.26)	(1.01)	(15.02)

Net loss per ADS *
Basic and diluted	(6.26)	(1.01)	(15.02)

*	Each ADS represents one Class A ordinary share.